Consolidated balance sheet - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Assets
Cash and balances at central banks	$ 249,673	$ 154,099
Items in the course of collection from other banks	6,289	4,956
Hong Kong Government certificates of indebtedness	39,519	38,380
Trading assets	208,964	254,271
Financial assets designated and otherwise mandatorily measured at fair value through profit and loss	41,785	43,627
Derivatives	313,781	242,995
Loans and advances to banks	77,015	69,203
Loans and advances to customers	1,018,681	1,036,743
Reverse repurchase agreements – non-trading	226,345	240,862
Financial investments	494,109	443,312
Prepayments, accrued income and other assets	197,425	136,680
Current tax assets	821	755
Interests in associates and joint ventures	24,800	24,474
Goodwill and intangible assets	19,438	20,163
Deferred tax assets	4,153	4,632
Total assets	2,922,798	2,715,152
Liabilities
Hong Kong currency notes in circulation	39,519	38,380
Deposits by banks	82,715	59,022
Customer accounts	1,532,380	1,439,115
Repurchase agreements – non-trading	112,799	140,344
Items in the course of transmission to other banks	6,296	4,817
Trading liabilities	79,612	83,170
Financial liabilities designated at fair value	156,608	164,466
Derivatives	303,059	239,497
Debt securities in issue	110,114	104,555
Accruals, deferred income and other liabilities	173,181	118,156
Current tax liabilities	1,141	2,150
Liabilities under insurance contracts	98,832	97,439
Provisions	3,209	3,398
Deferred tax liabilities	4,491	3,375
Subordinated liabilities	23,621	24,600
Total liabilities	2,727,577	2,522,484
Equity
Called up share capital	10,346	10,319
Share premium account	14,268	13,959
Other equity instruments	20,914	20,871
Other reserves	(301)	2,127
Retained earnings	141,809	136,679
Total shareholders’ equity	187,036	183,955
Non-controlling interests	8,185	8,713
Total equity	195,221	192,668
Total liabilities and equity	$ 2,922,798	$ 2,715,152